Fair Value Disclosures - Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Trading assets		$ 4,332	$ 4,905
AFS securities at fair value		67,366	71,801
Loans Held for Sale, Fair Value		852	1,065
Loans and leases		15	18
Loan servicing rights at fair value		$ 3,378	3,758
Net amount		Other assets (including $1,311 and $1,582 at fair value, respectively)
Assets of discontinued operations		$ 7,655	7,655
Derivative Asset, Net		951	684
Derivative Asset, Gross		2,828	2,453
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset		(1,877)	(1,769)
Equity securities		360	898
Total assets		77,254	83,129
Liabilities
Derivative liabilities		2,597	2,971
Derivative Liability, Gross		4,682	4,749
Amount Offset		2,085	1,778
Financial Instruments Sold, Not yet Purchased, at Fair Value		1,625	1,551
Total liabilities		$ 4,222	4,522
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities
Liabilities of discontinued operations		$ 3,539	3,081
Level 1
Assets
Trading assets		461	261
AFS securities at fair value		0	0
Loans Held for Sale, Fair Value		0	0
Loans and leases		0	0
Loan servicing rights at fair value		0	0
Derivative Asset, Gross		956	472
Equity securities		245	796
Total assets		1,662	1,529
Liabilities
Derivative Liability, Gross		487	364
Financial Instruments Sold, Not yet Purchased, at Fair Value		185	114
Total liabilities		672	478
Level 2
Assets
Trading assets		3,871	4,644
AFS securities at fair value		67,366	71,801
Loans Held for Sale, Fair Value		852	1,065
Loans and leases		0	0
Loan servicing rights at fair value		0	0
Derivative Asset, Gross		1,867	1,980
Equity securities		115	102
Total assets		74,071	79,592
Liabilities
Derivative Liability, Gross		4,171	4,348
Financial Instruments Sold, Not yet Purchased, at Fair Value		1,440	1,437
Total liabilities		5,611	5,785
Level 3
Assets
Trading assets		0	0
AFS securities at fair value		0	0
Loans Held for Sale, Fair Value		0	0
Loans and leases		15	18
Loan servicing rights at fair value		3,378	3,758
Derivative Asset, Gross		5	1
Equity securities		0	0
Total assets		3,398	3,777
Liabilities
Derivative Liability, Gross		24	37
Financial Instruments Sold, Not yet Purchased, at Fair Value		0	0
Total liabilities		24	37
U.S. Treasury
Assets
Trading assets		144	137
AFS securities at fair value		10,041	10,295
U.S. Treasury | Level 1
Assets
Trading assets		0	0
AFS securities at fair value		0	0
U.S. Treasury | Level 2
Assets
Trading assets		144	137
AFS securities at fair value		10,041	10,295
U.S. Treasury | Level 3
Assets
Trading assets		0	0
AFS securities at fair value		0	0
GSE
Assets
Trading assets		50	457
AFS securities at fair value		362	303
GSE | Level 1
Assets
Trading assets		0	0
AFS securities at fair value		0	0
GSE | Level 2
Assets
Trading assets		50	457
AFS securities at fair value		362	303
GSE | Level 3
Assets
Trading assets		0	0
AFS securities at fair value		0	0
Agency MBS – residential
Assets
Trading assets		0	804
AFS securities at fair value		51,289	55,225
Agency MBS – residential | Level 1
Assets
Trading assets		0	0
AFS securities at fair value		0	0
Agency MBS – residential | Level 2
Assets
Trading assets		0	804
AFS securities at fair value		51,289	55,225
Agency MBS – residential | Level 3
Assets
Trading assets		0	0
AFS securities at fair value		0	0
Agency MBS – commercial
Assets
Trading assets			62
AFS securities at fair value		2,248	2,424
Agency MBS – commercial | Level 1
Assets
Trading assets			0
AFS securities at fair value		0	0
Agency MBS – commercial | Level 2
Assets
Trading assets			62
AFS securities at fair value		2,248	2,424
Agency MBS – commercial | Level 3
Assets
Trading assets			0
AFS securities at fair value		0	0
States and political subdivisions
Assets
Trading assets		760	422
AFS securities at fair value		425	416
States and political subdivisions | Level 1
Assets
Trading assets		0	0
AFS securities at fair value		0	0
States and political subdivisions | Level 2
Assets
Trading assets		760	422
AFS securities at fair value		425	416
States and political subdivisions | Level 3
Assets
Trading assets		0	0
AFS securities at fair value		0	0
Corporate and other debt securities
Assets
Trading assets		1,293	761
Corporate and other debt securities | Level 1
Assets
Trading assets		0	0
Corporate and other debt securities | Level 2
Assets
Trading assets		1,293	761
Corporate and other debt securities | Level 3
Assets
Trading assets		0	0
Loans
Assets
Trading assets		1,575	1,960
Loans | Level 1
Assets
Trading assets		0	0
Loans | Level 2
Assets
Trading assets		1,575	1,960
Loans | Level 3
Assets
Trading assets		0	0
Non-agency MBS
Assets
AFS securities at fair value		2,981	3,117
Non-agency MBS | Level 1
Assets
AFS securities at fair value		0	0
Non-agency MBS | Level 2
Assets
AFS securities at fair value		2,981	3,117
Other
Assets
Trading assets		510	302
AFS securities at fair value		20	21
Other | Level 1
Assets
Trading assets		461	261
AFS securities at fair value		0	0
Other | Level 2
Assets
Trading assets		49	41
AFS securities at fair value		20	21
Other | Level 3
Assets
Trading assets		0	0
AFS securities at fair value		0	0
Fair Value, Concentration of Credit Risk, Master Netting Arrangements
Assets
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	[1]	(1,877)	(1,769)
Liabilities
Amount Offset	[1]	$ (2,085)	$ (1,778)

[1]	Refer to “Note 20. Derivative Financial Instruments” for additional discussion on netting adjustments.